SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0		$ 0		$ 0
Depreciation	$ 39,638	$ 4,838	$ 119,081	$ 7,348